Capital Stock (Tables)	12 Months Ended
Jan. 31, 2025
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Summary of Changes in Capital Stock Issued and Outstanding
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2023	36,522,508	$252.4
Issued upon exercise of stock options	454,359	24.8
Issued in exchange of multiple voting shares [a]	2,236,284	0.2
Repurchased under the NCIB	(4,404,598)	(32.1)
Balance as at January 31, 2024	34,808,553	245.3
Issued upon exercise of stock options	422,087	19.1
Issued in exchange of multiple voting shares	1,628,558	0.1
Repurchased under the NCIB	(2,346,799)	(16.6)
Balance as at January 31, 2025	34,512,399	$247.9

Multiple voting shares
Balance as at February 1, 2023	42,384,200	$3.4
Exchanged for subordinate voting shares	(2,236,284)	(0.2)
Balance as at January 31, 2024	40,147,916	$3.2
Exchanged for subordinate voting shares	(1,628,558)	(0.1)
Balance as at January 31, 2025	38,519,358	$3.1

Total outstanding as at January 31, 2025	73,031,757	$251.0
[a]
Amount of 2,171,428 related to secondary offering (described below) and 64,856 related to a Beaudier Inc. donation.